Schedule 1 - Registrant's Condensed Financial Statements - Condensed Statements of Operations and Comprehensive Income (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014
Condensed Statement of Income Captions [Line Items]
Net income before taxes	$ (13.0)	$ 25.6	$ 18.8	$ 61.6	$ 57.0	$ 48.4	$ 36.1
Income tax expense (Note 4)	3.5	(10.7)	(7.4)	(25.4)	(22.2)	(19.5)	(14.4)
Net income	(9.5)	14.9	11.4	36.2	34.8	28.9	21.7
Comprehensive income (loss)	(9.5)	$ 14.8	$ 11.0	$ 36.4	$ 34.1	28.1	21.3
Parent Company
Condensed Statement of Income Captions [Line Items]
Equity in net income of subsidiary						28.9	21.7
Net income before taxes						28.9	21.7
Income tax expense (Note 4)	$ (9.8)					0.0	0.0
Net income						28.9	21.7
Other comprehensive loss, net of tax						(0.8)	(0.4)
Comprehensive income (loss)						$ 28.1	$ 21.3